Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 10, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies (Details) [Line Items]
Cash		$ 412,909	$ 544,791	$ 1,447,921
Working capital deficit		342,233	613,884
Cash equivalents		162,909	294,791
FDIC cash limit		250,000	250,000
Unrecognized tax benefits
Amount of accrued interest and penalties
Income tax provision		0	0
Weighted average shares (in Shares)	875,000
Cash equivalents
Cash [Member]
Significant Accounting Policies (Details) [Line Items]
Cash		$ 250,000	$ 250,000